Non-controlling interest - Summarized financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 1,252,935	$ 1,430,390	[1]
Current liabilities	(1,266,387)	(830,559)	[1]
Noncurrent assets	5,067,930	4,111,766	[1]
Non-current liabilities	(3,695,830)	(2,968,041)	[1]
Accumulated non-controlling interest at the end of the year	227,200	223,188	[1]	$ 14,216
Revenue	1,961,299	1,579,730		1,403,149
Loss for the year	(470,397)	(26,121)		(322,682)
Other comprehensive income/(loss)	72,510	(28,310)		94,411
Total comprehensive loss for the year	(397,887)	(54,431)		(228,271)
Loss allocated to non-controlling interest during the period	3,181	(6,042)	[2]	(711)
Cash flows generated from operating activities	907,303	750,189		635,256
Cash flows used in investing activities	(1,517,288)	(877,949)		(758,512)
Cash flows generated from financing activities	398,241	524,265		(128,136)
Net (decrease)/increase in cash and cash equivalents	(211,744)	396,505		$ (251,392)
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Current assets	102,445	103,315
Current liabilities	(38,834)	(19,357)
Current net assets	63,611	83,958
Noncurrent assets	462,122	386,761
Non-current liabilities	(92,453)	(51,389)
Non-current net assets	369,669	335,372
Net assets	433,280	419,330
Revenue	56,602
Loss for the year	(15,377)
Other comprehensive income/(loss)	29,449
Total comprehensive loss for the year	14,072
Cash flows generated from operating activities	55,714	6,056
Cash flows used in investing activities	(91,680)	(18,771)
Cash flows generated from financing activities	36,574	41,965
Net (decrease)/increase in cash and cash equivalents	608	29,250
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest at the end of the year	212,307	$ 205,433
Loss allocated to non-controlling interest during the period	$ (7,535)

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).
[2]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).